Post-Employee Benefit Obligations - Summary of Main Categories of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Equity instruments (variable income)	$ 206,176	$ 321,268
Fixed-income assets	1,774,894	2,557,928
Real estate investments	62,392	121,194
Other	53,619	90,472
Total	$ 2,097,081	$ 3,090,862	$ 2,919,501
Equity instruments (variable income)	9.83%	10.39%
Fixed-income assets	84.64%	82.76%
Real estate investments	2.98%	3.92%
Other	2.56%	2.93%
Total	100.00%	100.00%